Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves and Other Equity Interests [Abstract]
Schedule of Components of Authorized and Issued Share Capital
The authorized and issued share capital of the Company consists of an unlimited number of common shares, without par value.

	Number of shares	Stated value (in thousands $)

At Dec. 31, 2020	24,789,365	417,758
Shares acquired for equity incentive plan	(237,172)	(10,201)
Issuance of shares to settle contingent consideration	93,023	3,000
Shares released on vesting of equity incentive plan	237,626	4,382
Issuance of shares on vesting of RSUs	105,291	2,341
Issuance of shares under dividend reinvestment program	3,487	145
At Dec. 31, 2021	24,991,620	417,425
Shares acquired for equity incentive plan	(180,594)	(6,948)
Issuance of shares on exercise of stock options	115,102	1,807
Shares released on vesting of equity incentive plan	324,568	12,867
Issuance of shares on vesting of RSUs	80,345	2,210
Issuance of shares to purchase management contracts	72,464	4,000
Shares acquired and canceled under normal course issuer bid	(81,538)	(3,036)
Issuance of shares under dividend reinvestment program	3,927	150
At Dec. 31, 2022	25,325,894	428,475
Contributed surplus consists of stock option expense, earn-out shares expense, equity incentive plans' expense, and additional purchase consideration.

Stated value (in thousands $)

At Dec. 31, 2020	43,309
Issuance of shares to settle contingent consideration	(4,879)
Shares released on vesting of equity incentive plan	(4,382)
Stock-based compensation	3,650
Issuance of shares on conversion of RSUs	(2,341)
At Dec. 31, 2021	35,357
Issuance of shares on exercise of stock options	(680)
Shares released on vesting of equity incentive plan	(12,867)
Stock-based compensation	17,041
Released on vesting of RSU's	(5,135)
At Dec. 31, 2022	33,716

Schedule of Changes in Stock Option Plan
A summary of the changes in the Plan is as follows:

	Number of options	Weighted average exercise price (CAD $)

Options outstanding, December 31, 2020	162,500	23.61
Options exercisable, December 31, 2020	162,500	23.61
Options outstanding, December 31, 2021	162,500	23.61
Options exercisable, December 31, 2021	162,500	23.61
Options exercised	(150,000)	23.30
Options outstanding, December 31, 2022 (1)	12,500	27.30
Options exercisable, December 31, 2022 (1)	12,500	27.30
(1) Outstanding options have 3.4 years remaining on their contractual life.

Schedule of Outstanding Common Shares Under Equity Incentive Plan
There were 372,000 RSUs granted during the year ended December 31, 2022 (year ended December 31, 2021 -1,182).

Number of common shares

Unvested common shares held by the Trust, Dec. 31, 2020	774,859
Acquired	237,172
Released on vesting	(237,626)
Unvested common shares held by the Trust, Dec. 31, 2021	774,405
Acquired	180,594
Released on vesting	(324,568)
Unvested common shares held by the Trust, Dec. 31, 2022	630,431

Schedule of Breakdown of Share-Based Compensation Expense and Corresponding Increase to Contributed Surplus
The table below presents details of stock based compensation, which is presented in the Compensation line of the consolidated statements of operations and comprehensive income.

	For the years ended
	Dec. 31, 2022	Dec. 31, 2021

Amortization of stock based compensation (1)	16,496	3,650
Deferred annual incentive plan	545	—
Total stock-based compensation	17,041	3,650
(1) Included in this amount is amortization of stock based compensation of $1,950 for the year ended December 31, 2022 (year ended December 31, 2021 - $Nil) related to the transition of the former CEO.

Schedule of Calculation of Basic and Diluted Earnings Per Common Share
The following table presents the calculation of basic and diluted earnings per common share:

	For the years ended
	Dec. 31, 2022	Dec. 31, 2021

Numerator (in thousands $):
Net income - basic and diluted	17,632	33,185

Denominator (Number of shares in thousands):
Weighted average number of common shares	25,923	25,695
Weighted average number of unvested shares purchased by the Trust	(857)	(817)
Weighted average number of common shares - basic	25,066	24,878
Weighted average number of dilutive stock options	13	163
Weighted average number of unvested shares under EIP	1,107	867
Weighted average number of common shares - diluted	26,186	25,908

Net income per common share
Basic	0.70	1.33
Diluted	0.67	1.28